Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Securitizations and Variable Interest Entities [Abstract]
Transfers with Continuing Involvement
Table 15.1 presents information about transfers of assets during the periods presented for which we recognized the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recognized servicing assets and/or securities, as applicable. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Transfers of residential mortgage loans are transactions with the GSEs or
GNMA and generally result in no gain or loss because the loans are typically measured at fair value on a recurring basis. Transfers of commercial mortgage loans include both transactions with the GSEs or GNMA and nonconforming transactions. These commercial mortgage loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 15.1: Transfers with Continuing Involvement

	Year ended December 31,
	2025		2024		2023
(in millions)	Residential mortgages	Commercial mortgages (1)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$8,239	16,659	8,303	18,132	13,823	8,872
Proceeds from transfer (2)	8,239	16,769	8,303	18,321	13,823	9,017
Net gains (losses) on sale	—	110	—	189	—	145

Continuing involvement (3):
Servicing rights recognized	$96	112	87	81	157	73
Securities recognized (4)	—	217	—	167	—	94
(1)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business.
(2)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(3)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(4)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $4.2 billion for both years ended December 31, 2025 and 2024, and $6.0 billion for the year ended December 31, 2023.

Residential MSRs – Assumptions at Securitization Date
Table 15.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.
Table 15.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2025	2024	2023
Prepayment rate (1)	15.2%	16.5	16.8
Discount rate	9.9	10.0	9.7
Cost to service ($ per loan)	$63	148	178
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Sold or Securitized Loans Serviced for Others
Table 15.3 presents information about loans that we have originated and sold or securitized in which we have ongoing involvement as servicer. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status.
Table 15.3 excludes mortgage loans sold to and held or securitized by GSEs or GNMA of $461.8 billion and $528.1 billion at December 31, 2025 and 2024, respectively, due to guarantees provided by GSEs and the FHA and VA, which limit our credit risk associated with such securitizations. Delinquent loans and foreclosed assets related to loans sold to and held or securitized by GSEs and GNMA were $1.7 billion and $2.4 billion at December 31, 2025 and 2024, respectively.
Table 15.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024	2025	2024
Commercial (2)	$6	72,468	—	1,467	—	54
Residential	3,069	7,362	287	340	10	10
Total off-balance sheet sold or securitized loans	$3,075	79,830	287	1,807	10	64
(1)Includes $0 and $258 million of commercial foreclosed assets and $13 million and $18 million of residential foreclosed assets at December 31, 2025 and 2024, respectively.
(2)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business.

Unconsolidated VIEs
Table 15.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.

In Table 15.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount on our consolidated balance sheet related to our involvement with the unconsolidated VIEs.

“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.

Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
Table 15.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2025
Nonconforming mortgage loan securitizations (3)	$2,585	—	274	10	—	284
Commercial real estate loans	4,998	4,984	—	14	—	4,998
Other	1,057	—	—	12	—	12
Total	$8,640	4,984	274	36	—	5,294
		Maximum exposure to loss
		Loans	Debt securities (1)	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	274	10	—	284
Commercial real estate loans		4,984	—	14	841	5,839
Other		—	—	12	157	169
Total		$4,984	274	36	998	6,292
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2024
Nonconforming mortgage loan securitizations (3)	$165,218	—	2,203	512	(4)	2,711
Commercial real estate loans	5,289	5,275	—	14	—	5,289
Other	1,186	67	—	10	—	77
Total	$171,693	5,342	2,203	536	(4)	8,077
		Maximum exposure to loss
		Loans	Debt securities (1)	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,203	512	4	2,719
Commercial real estate loans		5,275	—	14	695	5,984
Other		67	—	10	157	234
Total		$5,342	2,203	536	856	8,937
(1)Includes $29 million and $298 million of securities classified as trading assets at December 31, 2025 and 2024, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets. Other assets at December 31, 2024 were predominantly servicer advances.
(3)In first quarter 2025, we sold the non-agency portion of our commercial mortgage third-party servicing business. As a result, we no longer have continuing involvement in the form of servicing.

Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments
Table 15.5 summarizes the impacts to our consolidated statement of income related to our affordable housing and renewable energy equity investments, which are accounted for using either the proportional amortization method or the equity method.
Table 15.5: Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (1)

		Year ended December 31,
(in millions)		2025	2024	2023
Income (loss) before income tax expense:
Proportional amortization method investments		$165	77	31
Equity method investments (2)		(95)	(143)	(665)
Net income (loss) before income tax expense (3)	(A)	70	(66)	(634)
Income tax expense (benefit):
Proportional amortization of investments		3,382	2,971	1,650
Income tax credits and other income tax benefits		(4,429)	(3,990)	(3,176)
Net expense (benefit) recognized within income tax expense	(B)	(1,047)	(1,019)	(1,526)
Net income related to affordable housing and renewable energy tax credit investments	(A)-(B)	$1,117	953	892
(1)The amounts for the year ended December 31, 2023 do not reflect accounting changes related to our modified retrospective adoption of ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, effective January 1, 2024.
(2)Net losses presented include $497 million, $401 million, and $500 million of income from investment tax credits accounted for using the deferral method for the years ended December 31, 2025, 2024, and 2023, respectively.
(3)Generally included in other noninterest income on our consolidated statement of income.

Consolidated VIEs
Table 15.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recognized on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.

On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 15.6: Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Trading assets (1)	Loans	All other assets (1)	Long-term debt	Accrued expenses and other liabilities
December 31, 2025
Credit card securitizations	$9,860	—	9,653	50	(3,775)	(7)
Corporate loan structures	2,307	2,271	—	36	—	(6)
Commercial financing structures	1,768	—	1,629	138	—	(193)
Total consolidated VIEs	$13,935	2,271	11,282	224	(3,775)	(206)
December 31, 2024
Credit card securitizations	$9,803	—	9,615	25	(2,240)	(5)
Corporate loan structures	479	472	—	7	—	(1)
Commercial financing structures	1,737	—	1,570	167	—	(118)
Total consolidated VIEs	$12,019	472	11,185	199	(2,240)	(124)
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).